Accumulated Other Comprehensive Income (Loss) Changes in AOCI, net of tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at, beginning of the year	$ 5,368,205	$ 4,960,382	$ 4,964,089
Balance at, ending of the year	5,707,347	5,368,205	4,960,382
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at, beginning of the year	43,168	17,539	(24,774)
Other comprehensive income (loss) before reclassifications	36,629	27,866	44,277
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(3,968)	(2,237)	(1,964)
Net current-period other comprehensive income (loss)	32,661	25,629	42,313
Balance at, ending of the year	75,829	43,168	17,539
Accumulated Other Comprehensive Income (Loss) | Puget Sound Energy
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at, beginning of the year	(30,247)	(58,394)	(103,044)
Other comprehensive income (loss) before reclassifications	36,648	27,862	44,277
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	100	285	373
Net current-period other comprehensive income (loss)	36,748	28,147	44,650
Balance at, ending of the year	6,501	(30,247)	(58,394)
Net unrealized gain (loss) and prior service cost on pension plans
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at, beginning of the year	43,168	17,539	(24,774)
Other comprehensive income (loss) before reclassifications	36,629	27,866	44,277
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(3,968)	(2,237)	(1,964)
Net current-period other comprehensive income (loss)	32,661	25,629	42,313
Balance at, ending of the year	75,829	43,168	17,539
Net unrealized gain (loss) and prior service cost on pension plans | Puget Sound Energy
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at, beginning of the year	(26,804)	(54,565)	(98,830)
Other comprehensive income (loss) before reclassifications	36,648	27,862	44,277
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(285)	(101)	(12)
Net current-period other comprehensive income (loss)	36,363	27,761	44,265
Balance at, ending of the year	9,559	(26,804)	(54,565)
Interest rate contracts | Net unrealized gain (loss) on treasury interest rate swaps | Puget Sound Energy
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at, beginning of the year	(3,443)	(3,829)	(4,214)
Other comprehensive income (loss) before reclassifications	0	0	0
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	385	386	385
Net current-period other comprehensive income (loss)	385	386	385
Balance at, ending of the year	$ (3,058)	$ (3,443)	$ (3,829)